Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (1,650,000)	$ (564,671)
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Balance at beginning of the period	1,650,000
Technology acquired		2,200,000
Accumulated amortization	(1,650,000)	(550,000)
Balance at the end of period		1,650,000
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Balance at beginning of the period	8,963
Acquired Definite-Lived Intangible Assets		24,369
Amortization of Definite-Lived Intangible Assets	(8,963)	(15,406)
Balance at the end of period		$ 8,963